Note 9 - Commitments and Contingencies: ScheduleOfCommitmentsAndContingenciesSalary (Tables)	9 Months Ended
Sep. 30, 2012
Tables/Schedules
ScheduleOfCommitmentsAndContingenciesSalary

Chief Executive Officer
Base Annual Salary	$75,000

Although the employment agreement has expired, we have accrued the following for our Chief Executive Officer as of September 30, 2012:

	Accrued Base Salary	Vested Deferred Vacation Compensation
Included in Accrued Payroll at September 30, 2012	$39,697	$14,424